Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000237976 [Member]
Shareholder Report [Line Items]
Fund Name	Altrius Global Dividend ETF
Class Name	Altrius Global Dividend ETF
Trading Symbol	DIVD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://altriusfunds.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://altriusfunds.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 9.67% (NAV) for the fiscal year ended July 31, 2025, vs 15.55% for Solactive GBS Global Markets All Cap USD Index. The Fund invests in a portfolio of global equities split equally between U.S. and non-U.S. equities. The Fund’s performance was positively impacted by the Fund’s higher allocation to non-U.S. securities as international developed markets outperformed US markets. However, the fund underperformed the benchmark index, which gained an extra boost from its large weighting in the Magnificent 7 tech stocks that surged on the artificial intelligence euphoria.
During the period, the fund had very little exposure to the technology sector compared to the broader market and the index. This, coupled with the fund’s higher exposure to the defensive sectors like the health care and consumer staples sectors, led to underperformance.
On an absolute basis, the Fund’s performance has been in line with its philosophy of investing in companies that are stable and provide steady and growing dividends. To that extent, the Fund’s exposure to the financial sector, added to the Fund’s performance as both U.S. and non-U.S. financials performed well. After decades of low interest rates, banks globally are seeing higher interest incomes and margins on their core lending businesses, leading to robust returns on equity and strong capital positions.
The Fund’s industrial sector exposure, which is the Fund’s second largest sector after health care, also added to the performance helped by stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/29/2022)
Altrius Global Dividend ETF - NAV	9.67%	17.22%
Solactive GBS Global Markets All Cap USD Index	15.55%	21.43%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)*	15.33%	22.18%
* The Fund has changed its benchmark to the Solactive GBS Global Markets All Cap Index, which represents the overall global equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://altriusfunds.com/ for more recent performance information.

Performance Inception Date	Sep. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 10,596,070
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 35,623
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	19.3%
Consumer Staples	17.3%
Financials	17.0%
Industrials	16.8%
Information Technology	7.5%
Energy	7.2%
Consumer Discretionary	5.5%
Materials	4.6%
Communication Services	1.2%
Real Estate	1.1%
Cash and Cash Equivalents	2.5%

TOP 10 HOLDINGS (as a % of Net Assets)
British American Tobacco PLC - ADR	2.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	2.8%
BAE Systems PLC - ADR	2.6%
BNP Paribas SA - ADR	2.6%
AXA SA	2.5%
Royal Bank of Canada	2.3%
Novartis AG - ADR	2.3%
NXP Semiconductors NV	2.3%
Eaton Corp. PLC	2.3%
Reckitt Benckiser Group PLC	2.3%